Commitments and contingencies - Operating lease commitment (Details) - Office rental ¥ in Thousands	Dec. 31, 2022 CNY (¥)
Payment due by schedule
Less than 1 year	¥ 934,254
1 - 3 years	73,131
Total	¥ 1,007,385